Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.faegredrinker.com

March 14, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Cascade Private Capital Fund (811-23700)

Ladies and Gentlemen:

On behalf of the Cascade Private Capital Fund (formerly known as the Barings Private Equity Opportunities and Commitments Fund) (the “Registrant”), transmitted herewith for filing is the Registrant’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 9 to the Registrant’s Registration Statement on Form N-2 under the Investment Company Act of 1940, as amended (the “1940 Act”) (together, the “Registration Statement”). The Registration Statement is being filed pursuant to paragraph (a) of Rule 486 under the 1933 Act to register an unlimited number of shares of beneficial interest of the Registrant and reflect the change to the Registrant’s investment adviser.

Please be advised that the Registrant intends to request acceleration of the Registration Statement so that it may become effective sooner than 60 days after filing. We will forward a specific request for acceleration after we have responded to the Staff’s comments, if any, on the Registration Statement. Questions and comments may be directed to the undersigned at (215) 988-3328 or, in my absence, to Joshua B. Deringer at (215) 988-2959.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg